G.1.a.vi Other Information

The filing has been amended to change the responses for DWS Multi-Asset Moderate Allocation Fund and DWS Multi-Asset Conservative Allocation Fund in Item C.7.n.i under Rule 18f-4 from “Yes” to “No”.